Summary of significant transactions - Transfer of Jyseleca Business To Alfasigma (Details) - Jyseleca business, classified as held for sale				1 Months Ended	12 Months Ended
	Jan. 31, 2024 EUR (€) position country	Dec. 30, 2023 item	Oct. 30, 2023 country	Jan. 31, 2024 EUR (€) item country	Dec. 31, 2024 EUR (€)
Summary of significant transaction
Number of positions in European countries agreed to transfer	400	400		400
Number of European countries in which positions has been agreed to transfer | country	14		14	14
Upfront payment to receive.				€ 50,000,000	€ 50,000,000
Cash and working capital				9,800,000
Potential Milestone Payments to receive	€ 120,000,000			€ 120,000,000	120,000,000
Commitments Related To Development Activities.					25,000,000
Contributions to Alfasigma for Jyseleca related development					€ 15,000,000